NOTES PAYABLE - Assumptions Used to Calculate Fair Value of Warrants (Details)	Jan. 08, 2020	Mar. 31, 2021 item Y	Feb. 08, 2021 $ / shares Y	Dec. 31, 2020 $ / shares Y	Mar. 31, 2020 $ / shares	Sep. 30, 2019 $ / shares Y	Apr. 30, 2018 $ / shares item Y
10% Warrants | Current stock price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			1.12	0.53
10% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.56	0.56
10% Warrants | Risk-free interest rate
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			0.48	0.38
10% Warrants | Expected term (in years)
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | Y			5.0	5.0
10% Warrants | Expected volatility
NOTES PAYABLE
Measurement input used to calculate fair value of warrants			118	115
15% Warrants | Current stock price | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.45			0.45
15% Warrants | Current stock price | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.67			0.67
15% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.45			0.45
15% Warrants | Risk-free interest rate | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.0068			0.68
15% Warrants | Risk-free interest rate | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.0162			1.62
15% Warrants | Expected term (in years) | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		0.83			0.83
15% Warrants | Expected term (in years) | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		3.06			3.06
15% Warrants | Expected volatility | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		1.12			112
15% Warrants | Expected volatility | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants		1.19			119
12% Warrants | Current stock price | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants						0.82
12% Warrants | Current stock price | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants						0.92
12% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants						1.30
12% Warrants | Risk-free interest rate | Minimum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants						1.63
12% Warrants | Risk-free interest rate | Maximum
NOTES PAYABLE
Measurement input used to calculate fair value of warrants						1.68
12% Warrants | Expected term (in years)
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | Y						1.10
12% Warrants | Expected volatility
NOTES PAYABLE
Measurement input used to calculate fair value of warrants						124
8.5% Warrants | Current stock price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants							4.18
8.5% Warrants | Exercise price
NOTES PAYABLE
Measurement input used to calculate fair value of warrants							2.35
8.5% Warrants | Risk-free interest rate
NOTES PAYABLE
Measurement input used to calculate fair value of warrants							2.46
8.5% Warrants | Expected term (in years)
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | Y							2.0
8.5% Warrants | Expected volatility
NOTES PAYABLE
Measurement input used to calculate fair value of warrants							134
8.5% Warrants | Number of iterations
NOTES PAYABLE
Measurement input used to calculate fair value of warrants | item							5
Mortgage Loan
NOTES PAYABLE
Spread on variable rate	10.00%
Mortgage Loan | Prime rate
NOTES PAYABLE
Spread on variable rate	5.25%